Income Taxes (Details) - Hong Kong [Member]	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Income tax expense percent	16.50%	16.50%
Net operating losses carry forwards	$ 333,458		$ 32,597
Tier One [Member]
Income Taxes [Line Items]
Income Tax expense	$ 256,683	$ 2,000,000
Income tax expense percent	8.25%	8.25%
Tier Two [Member]
Income Taxes [Line Items]
Income Tax expense	$ 256,683	$ 2,000,000
Income tax expense percent	16.50%	16.50%